Statements of Operations and Comprehensive Loss		6 Months Ended
		Jun. 30, 2026 SGD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 SGD ($) $ / shares shares
Operating revenues
Total operating revenues		$ 2,478,799	$ 1,915,166
Cost of revenues
Total cost of revenues		(2,263,765)	(1,749,027)
Total Gross profit		215,034	166,139
Operating expenses
Research and development expenses		(102,264)	(79,011)
Selling and marketing expenses		(319,763)	(247,055)
General and administrative expenses		(375,618)	(290,210)	(125,687)
Total operating expenses		(797,645)	(616,276)	(125,687)
LOSS BEFORE INCOME TAXES from Continuing Operations		(582,611)	(450,137)	(125,687)
Income tax expense
Net loss from continuing operations		(582,611)	(450,137)	(125,687)
Less: Net loss from discontinued operations		(1,259,009)	(972,735)	(2,241,156)
NET LOSS		(1,841,620)	(1,422,872)	(2,366,843)
Less: Net loss attributable to non-controlling interest from discontinued operations		(66,448)	(51,339)	(18,511)
Net loss attributable to Ohmyhome Limited		(1,775,172)	(1,371,533)	(2,348,332)
NET LOSS		(1,841,620)	(1,422,872)	(2,366,843)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment		37,183	28,728	(59,193)
TOTAL COMPREHENSIVE LOSS		(1,804,437)	(1,394,144)	(2,426,036)
Less: Comprehensive loss attributable to non-controlling interests from discontinued operations		(66,448)	(51,339)	(18,511)
COMPREHENSIVE LOSS ATTRIBUTABLE TO OHMYHOME LIMITED		(1,737,989)	(1,342,805)	(2,407,525)
Net loss attributable to Ohmyhome Limited
Net loss from continuing operations		(582,611)	(450,137)	(125,687)
Net loss from discontinued operations		(1,192,561)	(921,396)	(2,222,645)
Net loss attributable to Ohmyhome Limited		$ (1,775,172)	$ (1,371,533)	$ (2,348,332)
Weighted average number of ordinary shares:
Basic (in Shares)	[1]	462,054	462,054	282,775
Diluted (in Shares)	[1]	462,054	462,054	282,775
LOSS PER SHARE – BASIC AND DILUTED
Continuing operations, diluted | (per share)		$ (1.26)	$ (0.97)	$ (0.44)
Continuing operations, basic | (per share)		(1.26)	(0.97)	(0.44)
Discontinued operations, diluted | (per share)		(2.58)	(1.99)	(7.93)
Discontinued operations, basic | (per share)		$ (2.58)	$ (1.99)	$ (7.93)
Digital Marketing Services
Cost of revenues
Total cost of revenues		$ (2,263,765)	$ (1,749,027)
Total Gross profit		215,034	166,139
Digital Marketing Services | Third Parties
Operating revenues
Total operating revenues		2,478,799	1,915,166
Digital Marketing Services | Related Parties
Operating revenues
Total operating revenues

[1]	The shares and per share information are presented on a retroactive basis to reflect the reverse stock split of 50-to-1 on August 20, 2026.